Document and Entity Information	Jun. 07, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	DTE ENERGY CO
Entity Address, State or Province	MI
Amendment Flag	false
Entity Central Index Key	0000936340
Document Type	8-K
Document Period End Date	Jun. 07, 2021
Entity File Number	1-11607
Entity Incorporation State Country Code	MI
Entity Tax Identification Number	38-3217752
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, Postal Zip Code	48226-1279
City Area Code	(313)
Local Phone Number	235-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, without par value
Trading Symbol	DTE
Security Exchange Name	NYSE
M 2016 Series B 5.375 Junior Subordinated Debentures Due 2076 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2016 Series B 5.375% Junior Subordinated Debentures due 2076
Trading Symbol	DTJ
Security Exchange Name	NYSE
M 2016 Series F 6.00 Junior Subordinated Debentures Due 2076 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2016 Series F 6.00% Junior Subordinated Debentures due 2076
Trading Symbol	DTY
Security Exchange Name	NYSE
M 2017 Series E 5.25 Junior Subordinated Debentures Due 2077 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2017 Series E 5.25% Junior Subordinated Debentures due 2077
Trading Symbol	DTW
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	2019 6.25% Corporate Units
Trading Symbol	DTP
Security Exchange Name	NYSE
M 2020 Series G 4.375 Junior Subordinated Debentures Due 2080 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2020 Series G 4.375% Junior Subordinated Debentures due 2080
Trading Symbol	DTB
Security Exchange Name	NYSE